UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-22578

Vericimetry Funds
(Exact name of registrant as specified in charter)

1968 N. Lake Ave. #303
Altadena, CA 91001
 (Address of principal executive offices) (Zip code)

Dr. Mendel Fygenson
1968 N. Lake Ave. #303
Altadena, CA 91001
 (Name and address of agents for service)

Registrant's telephone number, including area code: (805) 570-1086

Date of fiscal year end: September 30
Date of reporting period: June 30, 2017

Item 1.  Schedule of Investments

Vericimetry U.S. Small Cap Value Fund
SCHEDULE OF INVESTMENTS
As of June 30, 2017 (Unaudited)

	Number of Shares	Value

COMMON STOCKS – 96.2%
BASIC MATERIALS – 4.9%
A Schulman, Inc.	9,850	$315,200
Aceto Corp.	1,165	17,999
AgroFresh Solutions, Inc.*1	38,500	276,430
AK Steel Holding Corp.*1	62,800	412,596
Allegheny Technologies, Inc.[1]	17,200	292,572
American Vanguard Corp.	11,500	198,375
Calgon Carbon Corp.	8,400	126,840
Carpenter Technology Corp.	13,600	509,048
Century Aluminum Co.*1	52,000	810,160
Chemours Co.	22,400	849,408
Clearwater Paper Corp.*1	2,000	93,500
Cliffs Natural Resources, Inc.*	40,500	280,260
Commercial Metals Co.	36,000	699,480
CSW Industrials, Inc.*	2,960	114,404
Domtar Corp.	1,500	57,630
Ferroglobe PLC	18,000	215,100
Hawkins, Inc.	1,790	82,966
Hecla Mining Co.	189,800	967,980
Huntsman Corp.	6,950	179,588
Innophos Holdings, Inc.	2,700	118,368
Innospec, Inc.	1,050	68,828
Kaiser Aluminum Corp.	5,513	488,011
KMG Chemicals, Inc.	5,031	244,859
Koppers Holdings, Inc.*	4,600	166,290
Kraton Corp.*	14,600	502,824
Kronos Worldwide, Inc.	33,700	614,014
Landec Corp.*	9,200	136,620
Materion Corp.	10,300	385,220
Mercer International, Inc.	21,200	243,800
Minerals Technologies, Inc.	2,500	183,000
Oil-Dri Corp. of America	1,400	58,814
Olin Corp.	24,770	750,036
OMNOVA Solutions, Inc.*	6,900	67,275
PH Glatfelter Co.	24,367	476,131
PolyOne Corp.	7,000	271,180
Rayonier Advanced Materials, Inc.[1]	8,050	126,546
Schnitzer Steel Industries, Inc. - Class A	10,800	272,160
Schweitzer-Mauduit International, Inc.	3,300	122,859
Stepan Co.	8,850	771,189
Tronox Ltd. - Class A	28,000	423,360
U.S. Silica Holdings, Inc.	9,200	326,508
United States Lime & Minerals, Inc.	500	39,235
United States Steel Corp.	12,600	278,964
Univar, Inc.*	5,400	157,680

Vericimetry U.S. Small Cap Value Fund
SCHEDULE OF INVESTMENTS (Continued)
As of June 30, 2017 (Unaudited)

	Number of Shares	Value

COMMON STOCKS (Continued)
BASIC MATERIALS (Continued)
Universal Stainless & Alloy Products, Inc.*	4,600	$89,700
Valhi, Inc.	61,746	184,003
		14,067,010

COMMUNICATIONS – 3.9%
1-800-Flowers.com, Inc. - Class A*	6,913	67,402
ADTRAN, Inc.	3,200	66,080
AH Belo Corp. - Class A	9,635	52,993
ATN International, Inc.	2,529	173,085
Aware, Inc.*	3,673	18,916
Bankrate, Inc.*	23,100	296,835
Black Box Corp.	4,700	40,185
Blucora, Inc.*	29,800	631,760
Boingo Wireless, Inc.*	4,200	62,832
Calix, Inc.*	2,500	17,125
Chegg, Inc.*1	11,000	135,190
Comtech Telecommunications Corp.	9,100	172,627
Covisint Corp.*	23,300	57,085
Daily Journal Corp.*	100	20,628
EchoStar Corp. - Class A*	4,800	291,360
Endurance International Group Holdings, Inc.*	10,100	84,335
Entercom Communications Corp. - Class A1	10,900	112,815
Entravision Communications Corp. - Class A	22,100	145,860
ePlus, Inc.*	9,280	687,648
EW Scripps Co. - Class A*	13,216	235,377
FairPoint Communications, Inc.*	5,400	84,510
Finisar Corp.*	10,600	275,388
FTD Cos., Inc.*	5,446	108,920
Gannett Co., Inc.	26,300	229,336
Gigamon, Inc.*1	2,400	94,440
Gray Television, Inc.*	24,000	328,800
Harmonic, Inc.*1	25,750	135,187
Hawaiian Telcom Holdco, Inc.*	1,100	27,489
HC2 Holdings, Inc.*	24,900	146,412
Houghton Mifflin Harcourt Co.*	14,000	172,200
Infinera Corp.*	10,100	107,767
InterDigital, Inc.	1,500	115,950
Iridium Communications, Inc.*1	19,900	219,895
Limelight Networks, Inc.*	16,345	47,237
Liquidity Services, Inc.*	10,500	66,675
Meet Group, Inc.*	13,600	68,680
Meredith Corp.	4,700	279,415
NETGEAR, Inc.*	9,400	405,140
New Media Investment Group, Inc.	8,400	113,232

Vericimetry U.S. Small Cap Value Fund
SCHEDULE OF INVESTMENTS (Continued)
As of June 30, 2017 (Unaudited)

	Number of Shares	Value

COMMON STOCKS (Continued)
COMMUNICATIONS (Continued)
New York Times Co. - Class A	16,600	$293,820
Oclaro, Inc.*1	34,750	324,565
PC-Tel, Inc.	13,100	92,748
Perficient, Inc.*	2,900	54,056
Plantronics, Inc.	800	41,848
Preformed Line Products Co.	1,100	51,062
Proofpoint, Inc.*1	2,800	243,124
Rightside Group Ltd.*	4,000	42,480
Saga Communications, Inc. - Class A	2,700	123,525
Salem Media Group, Inc.	9,521	67,599
Scholastic Corp.	14,430	629,004
Sinclair Broadcast Group, Inc. - Class A	2,650	87,185
Sonus Networks, Inc.*	8,700	64,728
Spok Holdings, Inc.	7,800	138,060
Stamps.com, Inc.*1	900	139,387
TechTarget, Inc.*	5,900	61,183
Telenav, Inc.*	8,200	66,420
Telephone & Data Systems, Inc.	15,200	421,800
Time, Inc.	7,800	111,930
TiVo Corp.	21,760	405,824
Tribune Media Co. - Class A	3,900	159,003
ViaSat, Inc.*	1,600	105,920
Viavi Solutions, Inc.*	45,400	478,062
Vonage Holdings Corp.*	29,800	194,892
Web.com Group, Inc.*	4,200	106,260
WebMD Health Corp.*	1,300	76,245
West Corp.	8,450	197,054
YuMe, Inc.	16,539	77,733
		11,252,328

CONSUMER, CYCLICAL – 14.1%
AMC Entertainment Holdings, Inc. - Class A	3,240	73,710
America's Car-Mart, Inc.*1	3,700	143,930
American Woodmark Corp.*	700	66,885
Ascena Retail Group, Inc.*	32,700	70,305
AV Homes, Inc.*	8,620	172,831
Barnes & Noble Education, Inc.*	10,887	115,729
Barnes & Noble, Inc.	29,100	221,160
Bassett Furniture Industries, Inc.	4,050	153,697
Beacon Roofing Supply, Inc.*	5,910	289,590
Beazer Homes USA, Inc.*	24,800	340,256
Belmond Ltd. - Class A*	24,550	326,515
Big 5 Sporting Goods Corp.[1]	13,000	169,650
Big Lots, Inc.[1]	5,600	270,480

Vericimetry U.S. Small Cap Value Fund
SCHEDULE OF INVESTMENTS (Continued)
As of June 30, 2017 (Unaudited)

	Number of Shares	Value

COMMON STOCKS (Continued)
CONSUMER, CYCLICAL (Continued)
Biglari Holdings, Inc.*	167	$66,757
Black Diamond, Inc.*	18,900	125,685
Blue Bird Corp.*1	2,000	34,000
Boyd Gaming Corp.	13,300	329,973
Build-A-Bear Workshop, Inc.*	5,871	61,352
Burlington Stores, Inc.*	2,300	211,577
Cabela's, Inc.*	1,300	77,246
Caesars Acquisition Co. - Class A*1	32,200	613,410
Caesars Entertainment Corp.*1	16,000	192,000
Caleres, Inc.	11,200	311,136
Callaway Golf Co.	12,450	159,111
Carrols Restaurant Group, Inc.*	4,476	54,831
Casey's General Stores, Inc.[1]	1,700	182,087
Cato Corp. - Class A	2,500	43,975
Cavco Industries, Inc.*	600	77,790
Century Casinos, Inc.*	5,600	41,272
Century Communities, Inc.*	4,372	108,426
Children's Place, Inc.[1]	4,840	494,164
Choice Hotels International, Inc.	4,000	257,000
Churchill Downs, Inc.	960	175,968
Citi Trends, Inc.	8,200	174,004
Columbia Sportswear Co.	10,816	627,977
Commercial Vehicle Group, Inc.*	17,600	148,720
Conn's, Inc.*1	6,800	129,880
Container Store Group, Inc.*	24,800	146,816
Cooper Tire & Rubber Co.	6,200	223,820
Cooper-Standard Holdings, Inc.*	2,850	287,479
Copa Holdings S.A. - Class A1	7,100	830,700
Core-Mark Holding Co., Inc.	3,976	131,447
Crocs, Inc.*	11,700	90,207
Culp, Inc.	2,150	69,875
Daktronics, Inc.	10,700	103,041
Dana, Inc.	16,300	363,979
Deckers Outdoor Corp.*	5,600	382,256
Del Frisco's Restaurant Group, Inc.*	4,600	74,060
Del Taco Restaurants, Inc.*	9,400	129,250
Delta Apparel, Inc.*	6,000	133,080
Denny's Corp.*	5,700	67,089
Dillard's, Inc. - Class A	3,500	201,915
Dixie Group, Inc.*	7,600	34,200
Dorman Products, Inc.*	5,700	471,789
Douglas Dynamics, Inc.	2,500	82,250
DSW, Inc. - Class A	13,100	231,870
Eldorado Resorts, Inc.*	10,772	215,440

Vericimetry U.S. Small Cap Value Fund
SCHEDULE OF INVESTMENTS (Continued)
As of June 30, 2017 (Unaudited)

	Number of Shares	Value

COMMON STOCKS (Continued)
CONSUMER, CYCLICAL (Continued)
Essendant, Inc.	8,200	$121,606
Extended Stay America, Inc.	11,900	230,384
EZCORP, Inc. - Class A*	13,900	107,030
Finish Line, Inc. - Class A	4,600	65,182
FirstCash, Inc.	11,208	653,426
Five Below, Inc.*	3,100	153,047
Flexsteel Industries, Inc.	1,872	101,294
Fossil Group, Inc.*1	11,400	117,990
Fox Factory Holding Corp.*	5,800	206,480
Fred's, Inc. - Class A1	10,300	95,069
Freshpet, Inc.*1	5,500	91,300
Full House Resorts, Inc.*	1,105	2,696
G-III Apparel Group Ltd.*	5,700	142,215
Gaia, Inc.*	7,700	86,240
Genesco, Inc.*	3,000	101,700
Gentherm, Inc.*	3,600	139,680
GNC Holdings, Inc. - Class A	7,000	59,010
Golden Entertainment, Inc.*	9,000	186,390
Green Brick Partners, Inc.*	7,898	90,432
Group 1 Automotive, Inc.	8,300	525,556
Guess?, Inc.	33,050	422,379
Haverty Furniture Cos., Inc.	3,600	90,360
Hawaiian Holdings, Inc.*	29,412	1,380,893
HNI Corp.	1,900	75,753
Hooker Furniture Corp.	5,260	216,449
Hovnanian Enterprises, Inc. - Class A*	18,100	50,680
Iconix Brand Group, Inc.*	13,600	93,976
ILG, Inc.	24,500	673,505
Installed Building Products, Inc.*	3,900	206,505
International Speedway Corp. - Class A	4,400	165,220
Intrawest Resorts Holdings, Inc.*	24,300	576,882
iRobot Corp.*1	5,000	420,700
Jack in the Box, Inc.	1,670	164,495
JetBlue Airways Corp.*	14,070	321,218
Johnson Outdoors, Inc. - Class A	4,400	212,124
KB Home[1]	29,500	707,115
Kewaunee Scientific Corp.	1,300	32,435
Kimball International, Inc. - Class B	9,000	150,210
La Quinta Holdings, Inc.*	14,300	211,211
La-Z-Boy, Inc.	9,230	299,975
Lakeland Industries, Inc.*	3,400	49,300
LCI Industries	4,060	415,744
LGI Homes, Inc.*1	3,800	152,684
Liberty TripAdvisor Holdings, Inc. - Class A*	12,800	148,480

Vericimetry U.S. Small Cap Value Fund
SCHEDULE OF INVESTMENTS (Continued)
As of June 30, 2017 (Unaudited)

	Number of Shares	Value

COMMON STOCKS (Continued)
CONSUMER, CYCLICAL (Continued)
Lifetime Brands, Inc.	8,047	$146,053
Lumber Liquidators Holdings, Inc.*1	7,800	195,468
M/I Homes, Inc.*	12,600	359,730
Malibu Boats, Inc. - Class A*	3,400	87,958
Marcus Corp.	9,780	295,356
Marine Products Corp.	18,901	295,045
MarineMax, Inc.*	7,400	144,670
Marriott Vacations Worldwide Corp.	7,000	824,250
MDC Holdings, Inc.	25,210	890,669
Meritage Homes Corp.*	10,500	443,100
Meritor, Inc.*	13,600	225,896
Miller Industries, Inc.	5,025	124,871
Mobile Mini, Inc.	5,000	149,250
Modine Manufacturing Co.*	23,104	382,371
Monarch Casino & Resort, Inc.*	8,300	251,075
Movado Group, Inc.	4,950	124,987
NACCO Industries, Inc. - Class A	2,891	204,827
Nathan's Famous, Inc.*	800	50,400
Navistar International Corp.*	15,300	401,319
Office Depot, Inc.	25,300	142,692
Oxford Industries, Inc.	2,300	143,727
Party City Holdco, Inc.*	1,434	22,442
PC Connection, Inc.	13,242	358,329
Penn National Gaming, Inc.*	3,787	81,042
Perry Ellis International, Inc.*	9,100	177,086
PetMed Express, Inc.[1]	5,300	215,180
PICO Holdings, Inc.*	3,200	56,000
Pier 1 Imports, Inc.	13,400	69,546
Pool Corp.	2,400	282,168
RCI Hospitality Holdings, Inc.	6,300	150,192
Reading International, Inc. - Class A*	15,989	257,903
Red Lion Hotels Corp.*	12,700	93,345
Red Robin Gourmet Burgers, Inc.*	950	61,988
Regis Corp.*	12,046	123,712
RH*1	11,600	748,432
Ruby Tuesday, Inc.*	13,800	27,738
Rush Enterprises, Inc. - Class A*	16,337	607,410
Rush Enterprises, Inc. - Class B*	4,880	177,681
ScanSource, Inc.*	4,400	177,320
Scientific Games Corp. - Class A*	13,200	344,520
Select Comfort Corp.*	7,350	260,851
Shoe Carnival, Inc.	4,900	102,312
Skechers U.S.A., Inc. - Class A*	3,910	115,345
SkyWest, Inc.	30,980	1,087,398

Vericimetry U.S. Small Cap Value Fund
SCHEDULE OF INVESTMENTS (Continued)
As of June 30, 2017 (Unaudited)

	Number of Shares	Value

COMMON STOCKS (Continued)
CONSUMER, CYCLICAL (Continued)
Sonic Automotive, Inc. - Class A	8,300	$161,435
Spartan Motors, Inc.	14,327	126,794
Speedway Motorsports, Inc.	13,919	254,300
Sportsman's Warehouse Holdings, Inc.*1	14,400	77,760
Standard Motor Products, Inc.	1,700	88,774
Steelcase, Inc. - Class A	8,480	118,720
Steven Madden Ltd.*	6,900	275,655
Strattec Security Corp.	4,692	166,097
Superior Industries International, Inc.	10,200	209,610
Superior Uniform Group, Inc.	3,554	79,432
Supreme Industries, Inc. - Class A	9,565	157,344
Taylor Morrison Home Corp. - Class A*	16,300	391,363
Tilly's, Inc. - Class A	11,090	112,564
Titan International, Inc.[1]	20,150	242,001
Titan Machinery, Inc.*1	11,147	200,423
Toro Co.	5,400	374,166
TRI Pointe Group, Inc.*	9,500	125,305
Triton International Ltd./Bermuda	10,400	347,776
Unifi, Inc.*	3,797	116,948
UniFirst Corp.	3,900	548,730
Universal Electronics, Inc.*	2,700	180,495
Vail Resorts, Inc.	900	182,547
Vista Outdoor, Inc.*	10,400	234,104
Visteon Corp.*	1,100	112,266
VOXX International Corp.*	8,100	66,420
Wabash National Corp.	12,700	279,146
Wendy's Co.	56,800	880,968
WESCO International, Inc.*	5,650	323,745
West Marine, Inc.	3,900	50,115
William Lyon Homes - Class A*	9,100	219,674
Wolverine World Wide, Inc.	12,200	341,722
Zumiez, Inc.*	5,100	62,985
		40,489,700

CONSUMER, NON-CYCLICAL – 12.7%
Aaron's, Inc.	13,500	525,150
ABM Industries, Inc.	9,350	388,212
ACCO Brands Corp.*	54,600	636,090
Achaogen, Inc.*1	3,500	76,055
Achillion Pharmaceuticals, Inc.*	19,500	89,505
Acme United Corp.	2,100	60,060
Acorda Therapeutics, Inc.*	9,200	181,240
Addus HomeCare Corp.*	2,000	74,400
Adtalem Global Education, Inc.	15,800	599,610

Vericimetry U.S. Small Cap Value Fund
SCHEDULE OF INVESTMENTS (Continued)
As of June 30, 2017 (Unaudited)

	Number of Shares	Value

COMMON STOCKS (Continued)
CONSUMER, NON-CYCLICAL (Continued)
Agenus, Inc.*	14,200	$55,522
Alico, Inc.	3,700	115,810
Almost Family, Inc.*	2,700	166,455
AMAG Pharmaceuticals, Inc.*1	4,100	75,440
Amedisys, Inc.*	6,802	427,234
American Public Education, Inc.*	4,600	108,790
Andersons, Inc.	10,400	355,160
AngioDynamics, Inc.*	9,700	157,237
Anika Therapeutics, Inc.*	800	39,472
ARC Document Solutions, Inc.*	14,100	58,656
Array BioPharma, Inc.*	6,800	56,916
Ascent Capital Group, Inc. - Class A*	6,200	95,232
Assembly Biosciences, Inc.*	5,023	103,725
Barrett Business Services, Inc.	1,700	97,393
BG Staffing, Inc.[1]	3,300	57,354
BioScrip, Inc.*1	27,800	75,477
BioTelemetry, Inc.*	5,800	194,010
Bridgepoint Education, Inc.*	9,600	141,696
Brookdale Senior Living, Inc.*	32,500	478,075
CAI International, Inc.*	13,500	318,600
Capella Education Co.	900	77,040
Capital Senior Living Corp.*	5,400	82,134
Cara Therapeutics, Inc.*1	5,900	90,801
Career Education Corp.*	15,506	148,858
Carriage Services, Inc.	4,900	132,104
CBIZ, Inc.*	14,300	214,500
CDI Corp.*	8,300	48,555
Cellular Biomedicine Group, Inc.*	6,700	58,625
Cempra, Inc.*	13,200	60,720
Central Garden & Pet Co. - Class A*	31,370	941,727
Chemed Corp.	1,000	204,530
Chimerix, Inc.*	10,500	57,225
Community Health Systems, Inc.*	9,000	89,640
CONMED Corp.	10,700	545,058
CorVel Corp.*	3,300	156,585
CPI Card Group, Inc.	9,981	28,446
CRA International, Inc.	5,800	210,656
Cross Country Healthcare, Inc.*	2,800	36,148
CSS Industries, Inc.	7,200	188,352
Cutera, Inc.*	1,800	46,620
Darling Ingredients, Inc.*	53,300	838,942
Dean Foods Co.	5,000	85,000
Diplomat Pharmacy, Inc.*	9,000	133,200
Enanta Pharmaceuticals, Inc.*	1,900	68,362

Vericimetry U.S. Small Cap Value Fund
SCHEDULE OF INVESTMENTS (Continued)
As of June 30, 2017 (Unaudited)

	Number of Shares	Value

COMMON STOCKS (Continued)
CONSUMER, NON-CYCLICAL (Continued)
Endo International PLC*	20,300	$226,751
Ennis, Inc.	12,100	231,110
Ensign Group, Inc.	5,340	116,252
Envision Healthcare Corp.*	12,140	760,814
Esperion Therapeutics, Inc.*	4,400	203,632
Everi Holdings, Inc.*	47,900	348,712
EVERTEC, Inc.	2,900	50,170
Exactech, Inc.*	4,900	146,020
Exelixis, Inc.*	22,250	548,017
Franklin Covey Co.*	3,700	71,410
Fresh Del Monte Produce, Inc.	25,000	1,272,750
FTI Consulting, Inc.*	12,200	426,512
GlycoMimetics, Inc.*1	9,400	104,904
Grand Canyon Education, Inc.*	2,700	211,707
Great Lakes Dredge & Dock Corp.*	37,300	160,390
Green Dot Corp. - Class A*	12,300	473,919
HealthEquity, Inc.*	4,700	234,201
Heidrick & Struggles International, Inc.	3,700	80,475
Hertz Global Holdings, Inc.*	10,300	118,450
Heska Corp.*	3,200	326,624
Huron Consulting Group, Inc.*	1,800	77,760
ICF International, Inc.*	4,398	207,146
ICU Medical, Inc.*	1,600	276,000
Ignyta, Inc.*	9,400	97,290
Impax Laboratories, Inc.*	6,500	104,650
Ingles Markets, Inc. - Class A	5,250	174,825
Innoviva, Inc.*	18,800	240,640
Insperity, Inc.	2,950	209,450
Integer Holdings Corp.*	11,560	499,970
Inter Parfums, Inc.[1]	2,800	102,620
Invacare Corp.	9,400	124,080
John B Sanfilippo & Son, Inc.	3,168	199,932
K12, Inc.*	16,250	291,200
K2M Group Holdings, Inc.*	4,300	104,748
Kelly Services, Inc. - Class A	10,000	224,500
Kindred Healthcare, Inc.	24,000	279,600
Korn/Ferry International	9,020	311,461
Landauer, Inc.	1,300	67,990
Lantheus Holdings, Inc.*	7,200	127,080
LendingTree, Inc.*1	2,700	464,940
LHC Group, Inc.*	6,600	448,074
LifePoint Health, Inc.*	9,400	631,210
Lincoln Educational Services Corp.*	36,300	112,530
LSC Communications, Inc.	1,637	35,032

Vericimetry U.S. Small Cap Value Fund
SCHEDULE OF INVESTMENTS (Continued)
As of June 30, 2017 (Unaudited)

	Number of Shares	Value

COMMON STOCKS (Continued)
CONSUMER, NON-CYCLICAL (Continued)
Magellan Health, Inc.*	10,100	$736,290
Matthews International Corp. - Class A	2,130	130,463
McGrath RentCorp	8,035	278,252
Merit Medical Systems, Inc.*	11,500	438,725
MGP Ingredients, Inc.[1]	3,446	176,332
Misonix, Inc.*1	6,294	60,737
Molina Healthcare, Inc.*	9,000	622,620
Momenta Pharmaceuticals, Inc.*	9,700	163,930
MoneyGram International, Inc.*	19,400	334,650
Myriad Genetics, Inc.*	22,600	583,984
NantKwest, Inc.*1	8,100	61,479
National HealthCare Corp.	2,800	196,392
Natural Alternatives International, Inc.*	5,100	51,000
Nature's Sunshine Products, Inc.	7,500	99,375
Navigant Consulting, Inc.*	13,900	274,664
Neff Corp. - Class A*	5,300	100,700
Nutraceutical International Corp.	1,351	56,269
Nutrisystem, Inc.	4,600	239,430
Nuvectra Corp.*	6,886	91,446
Omega Protein Corp.	12,317	220,474
On Assignment, Inc.*	2,200	119,130
OraSure Technologies, Inc.*	8,200	141,532
Owens & Minor, Inc.	3,800	122,322
PDL BioPharma, Inc.	51,100	126,217
PharMerica Corp.*	13,600	357,000
Post Holdings, Inc.*	3,850	298,953
Prestige Brands Holdings, Inc.*	2,510	132,553
Psychemedics Corp.	3,000	74,850
PTC Therapeutics, Inc.*1	10,100	185,133
Quad/Graphics, Inc.	12,725	291,657
Radius Health, Inc.*1	3,300	149,259
RadNet, Inc.*	22,069	171,035
Rent-A-Center, Inc.[1]	8,000	93,760
RPX Corp.*	35,200	491,040
RR Donnelley & Sons Co.	6,100	76,494
RTI Surgical, Inc.*	38,000	222,300
Sanderson Farms, Inc.	4,450	514,642
SciClone Pharmaceuticals, Inc.*	13,532	148,852
Seaboard Corp.	64	255,680
SEACOR Marine Holdings, Inc.*	10,912	222,168
SeaSpine Holdings Corp.*	9,975	114,912
Select Medical Holdings Corp.*	41,049	630,102
Seneca Foods Corp. - Class A*	1,900	58,995
Smart & Final Stores, Inc.*1	6,400	58,240

Vericimetry U.S. Small Cap Value Fund
SCHEDULE OF INVESTMENTS (Continued)
As of June 30, 2017 (Unaudited)

	Number of Shares	Value

COMMON STOCKS (Continued)
CONSUMER, NON-CYCLICAL (Continued)
Snyder's-Lance, Inc.	7,700	$266,574
Sotheby's*1	4,500	241,515
SpartanNash Co.	12,500	324,500
Spectrum Pharmaceuticals, Inc.*	15,100	112,495
Sprouts Farmers Market, Inc.*	11,000	249,370
Strayer Education, Inc.	1,550	144,491
SUPERVALU, Inc.*	19,400	63,826
Textainer Group Holdings Ltd.	13,600	197,200
TherapeuticsMD, Inc.*1	21,400	112,778
Tivity Health, Inc.*	10,000	398,500
TriNet Group, Inc.*	12,100	396,154
Triple-S Management Corp. - Class B*	8,100	136,971
United Natural Foods, Inc.*	8,100	297,270
Universal Corp.	4,010	259,447
USANA Health Sciences, Inc.*1	3,600	230,760
Vectrus, Inc.*	1,500	48,480
Viad Corp.	7,500	354,375
Village Super Market, Inc. - Class A	504	13,064
Weight Watchers International, Inc.*1	4,600	153,732
Weis Markets, Inc.	3,352	163,309
WellCare Health Plans, Inc.*	600	107,736
Willdan Group, Inc.*	3,500	106,925
Wright Medical Group N.V.*	6,000	164,940
Zogenix, Inc.*1	10,900	158,050
		36,554,452

ENERGY – 5.6%
Adams Resources & Energy, Inc.[1]	2,675	109,889
Alon USA Energy, Inc.	54,500	725,940
Archrock, Inc.	52,700	600,780
Atwood Oceanics, Inc.*1	28,700	233,905
Bristow Group, Inc.[1]	10,319	78,940
Callon Petroleum Co.*	34,900	370,289
CONSOL Energy, Inc.*	6,600	98,604
CVR Energy, Inc.	2,700	58,752
Delek U.S. Holdings, Inc.	47,170	1,247,175
Dril-Quip, Inc.*	2,100	102,480
EP Energy Corp. - Class A*1	16,700	61,122
Era Group, Inc.*	9,400	88,924
First Solar, Inc.*1	7,600	303,088
Flotek Industries, Inc.*	9,700	86,718
Forum Energy Technologies, Inc.*	25,707	401,029
FutureFuel Corp.	10,400	156,936
Green Plains, Inc.	15,500	318,525

Vericimetry U.S. Small Cap Value Fund
SCHEDULE OF INVESTMENTS (Continued)
As of June 30, 2017 (Unaudited)

	Number of Shares	Value

COMMON STOCKS (Continued)
ENERGY (Continued)
Gulf Island Fabrication, Inc.	5,500	$63,800
Hallador Energy Co.	5,300	41,181
Helix Energy Solutions Group, Inc.*	18,000	101,520
Matador Resources Co.*1	12,400	264,988
McDermott International, Inc.*	112,340	805,478
MRC Global, Inc.*	24,400	403,088
Murphy USA, Inc.*	2,300	170,453
Nabors Industries Ltd.	16,600	135,124
Natural Gas Services Group, Inc.*	8,241	204,789
Newpark Resources, Inc.*	32,400	238,140
Noble Energy, Inc.	18,710	529,493
NOW, Inc.*	5,650	90,852
Oasis Petroleum, Inc.*	73,100	588,455
Oceaneering International, Inc.	9,800	223,832
Oil States International, Inc.*	7,500	203,625
Pacific Ethanol, Inc.*	11,100	69,375
Parker Drilling Co.*	56,000	75,600
Parsley Energy, Inc. - Class A*	8,300	230,325
Patterson-UTI Energy, Inc.	28,100	567,339
PBF Energy, Inc. - Class A	19,200	427,392
PDC Energy, Inc.*	15,900	685,449
Plug Power, Inc.*1	27,100	55,284
Renewable Energy Group, Inc.*	18,400	238,280
REX American Resources Corp.*	6,718	648,690
Rice Energy, Inc.*	5,000	133,150
Ring Energy, Inc.*	9,300	120,900
Rowan Cos. Plc - Class A*	15,200	155,648
RPC, Inc.[1]	25,000	505,250
RSP Permian, Inc.*	19,950	643,787
SEACOR Holdings, Inc.*	9,354	320,842
SemGroup Corp. - Class A	12,800	345,600
SunCoke Energy, Inc.*	34,600	377,140
Sunrun, Inc.*1	42,100	299,752
Tesoro Corp.	4,002	374,587
TransAtlantic Petroleum Ltd.*	17,258	20,710
Unit Corp.*	14,500	271,585
Willbros Group, Inc.*	13,907	34,350
WPX Energy, Inc.*	46,150	445,809
		16,154,758

FINANCIAL – 28.1%
1st Source Corp.	10,812	518,327
Access National Corp.	1,702	45,137
ACNB Corp.	2,100	64,050

Vericimetry U.S. Small Cap Value Fund
SCHEDULE OF INVESTMENTS (Continued)
As of June 30, 2017 (Unaudited)

	Number of Shares	Value

COMMON STOCKS (Continued)
FINANCIAL (Continued)
Air Lease Corp.	12,700	$474,472
Aircastle Ltd.	19,560	425,430
Alexander & Baldwin, Inc.	3,900	161,382
Allegiance Bancshares, Inc.*	2,000	76,600
Ambac Financial Group, Inc.*	11,800	204,730
American Equity Investment Life Holding Co.	44,890	1,179,709
American National Bankshares, Inc.	1,366	50,474
American National Insurance Co.	1,900	221,331
American River Bankshares	1,300	18,863
Ameris Bancorp	8,200	395,240
AMERISAFE, Inc.	6,688	380,882
AmeriServ Financial, Inc.	6,700	27,805
Ames National Corp.	500	15,300
Argo Group International Holdings Ltd.	8,794	532,916
Arrow Financial Corp.	1,394	44,120
Artisan Partners Asset Management, Inc. - Class A	6,700	205,690
Aspen Insurance Holdings Ltd.	5,060	252,241
Associated Banc-Corp	9,400	236,880
Astoria Financial Corp.	37,700	759,655
Atlantic Coast Financial Corp.*	3,000	23,970
Baldwin & Lyons, Inc. - Class B	7,000	171,500
BancFirst Corp.	1,192	115,147
Bancorp, Inc.*	18,300	138,714
BancorpSouth, Inc.	14,500	442,250
Bank Mutual Corp.	11,501	105,234
Bank of Commerce Holdings	5,400	59,670
Bank of Hawaii Corp.	1,700	141,049
Bank of Marin Bancorp	1,055	64,935
BankFinancial Corp.	9,450	140,994
Bankwell Financial Group, Inc.	1,600	49,968
Banner Corp.	3,110	175,746
Bar Harbor Bankshares[1]	5,854	180,420
Bear State Financial, Inc.	4,900	46,354
Beneficial Bancorp, Inc.	8,600	129,000
Berkshire Hills Bancorp, Inc.	9,036	317,615
Blue Capital Reinsurance Holdings Ltd.	4,500	82,350
BOK Financial Corp.[1]	4,200	353,346
Boston Private Financial Holdings, Inc.	11,900	182,665
Bridge Bancorp, Inc.	2,300	76,590
Brookline Bancorp, Inc.	25,600	373,760
Bryn Mawr Bank Corp.	477	20,273
C&F Financial Corp.	500	23,450
Camden National Corp.	4,271	183,269
Canadian Imperial Bank of Commerce[1]	6,492	526,925

Vericimetry U.S. Small Cap Value Fund
SCHEDULE OF INVESTMENTS (Continued)
As of June 30, 2017 (Unaudited)

	Number of Shares	Value

COMMON STOCKS (Continued)
FINANCIAL (Continued)
Capital Bank Financial Corp. - Class A	6,722	$256,108
Capital City Bank Group, Inc.	3,545	72,389
Capitol Federal Financial, Inc.	29,900	424,879
Carolina Financial Corp.	3,600	116,352
Cass Information Systems, Inc.	1,400	91,896
Cathay General Bancorp	18,000	683,100
CenterState Banks, Inc.	8,200	203,852
Central Pacific Financial Corp.	3,000	94,410
Central Valley Community Bancorp	7,760	171,962
Century Bancorp, Inc. - Class A	815	51,834
Charter Financial Corp.	2,700	48,600
Chemical Financial Corp.	11,490	556,231
Citizens & Northern Corp.	700	16,282
City Holding Co.	3,499	230,479
Civista Bancshares, Inc.[1]	5,240	109,411
Clifton Bancorp, Inc.	6,400	105,792
CNB Financial Corp.	3,330	79,820
CNO Financial Group, Inc.	54,580	1,139,630
CoBiz Financial, Inc.[1]	4,300	74,820
Codorus Valley Bancorp, Inc.	2,218	62,991
Colony Bankcorp, Inc.	3,800	52,060
Columbia Banking System, Inc.	13,600	541,960
Community Bank System, Inc.	4,872	271,711
Community Bankers Trust Corp.*	3,286	27,110
Community Financial Corp.[1]	900	34,650
Community Trust Bancorp, Inc.	680	29,750
ConnectOne Bancorp, Inc.	3,800	85,690
Consumer Portfolio Services, Inc.*	14,700	66,885
Cowen, Inc.*	6,650	108,063
Crawford & Co. - Class B	8,300	77,190
CU Bancorp*	2,352	85,025
Customers Bancorp, Inc.*	3,250	91,910
CVB Financial Corp.	16,200	363,366
Dime Community Bancshares, Inc.	4,900	96,040
Donegal Group, Inc. - Class A	5,031	79,993
Eagle Bancorp, Inc.*	2,137	135,272
eHealth, Inc.*	5,450	102,460
EMC Insurance Group, Inc.	7,749	215,267
Employers Holdings, Inc.	18,200	769,860
Encore Capital Group, Inc.*1	6,800	273,020
Enova International, Inc.*	14,900	221,265
Enstar Group Ltd.*	2,700	536,355
Enterprise Bancorp, Inc.[1]	4,500	159,930
Enterprise Financial Services Corp.	3,100	126,480

Vericimetry U.S. Small Cap Value Fund
SCHEDULE OF INVESTMENTS (Continued)
As of June 30, 2017 (Unaudited)

	Number of Shares	Value

COMMON STOCKS (Continued)
FINANCIAL (Continued)
ESSA Bancorp, Inc.	11,128	$163,804
Evans Bancorp, Inc.[1]	2,900	115,855
Farmers Capital Bank Corp.	2,000	77,100
Farmers National Banc Corp.	5,600	81,200
FBL Financial Group, Inc. - Class A	14,400	885,600
Federal Agricultural Mortgage Corp. - Class C	7,808	505,178
Fidelity & Guaranty Life	3,310	102,776
Fidelity Southern Corp.	9,107	208,186
Financial Institutions, Inc.	3,930	117,114
First American Financial Corp.	7,460	333,387
First Bancorp, Inc.	3,070	83,074
First BanCorp/Puerto Rico*	48,800	282,552
First Bancorp/Southern Pines NC	5,900	184,434
First Bancshares, Inc.[1]	1,086	29,974
First Bank/Hamilton NJ	1,300	15,145
First Busey Corp.	14,229	417,194
First Business Financial Services, Inc.	1,212	27,973
First Citizens BancShares, Inc. - Class A	1,100	409,970
First Commonwealth Financial Corp.	33,960	430,613
First Community Bancshares, Inc.	3,700	101,195
First Defiance Financial Corp.	7,850	413,538
First Financial Bancorp	16,300	451,510
First Financial Bankshares, Inc.[1]	5,900	260,780
First Financial Corp.	3,081	145,731
First Financial Northwest, Inc.	5,400	87,102
First Horizon National Corp.	13,000	226,460
First Interstate BancSystem, Inc. - Class A	7,926	294,847
First Merchants Corp.	12,605	505,965
First Mid-Illinois Bancshares, Inc.	1,732	59,304
First Midwest Bancorp, Inc.	28,600	666,666
First of Long Island Corp.	5,025	143,715
First United Corp.*	6,300	94,185
Flagstar Bancorp, Inc.*	4,200	129,444
Flushing Financial Corp.	8,900	250,891
FNB Corp.	50,252	711,568
FNFV Group*	17,400	274,920
Forestar Group, Inc.*	8,300	142,345
Franklin Financial Network, Inc.*	2,100	86,625
Fulton Financial Corp.	56,400	1,071,600
GAIN Capital Holdings, Inc.	5,200	32,396
Genworth Financial, Inc. - Class A*	34,500	130,065
German American Bancorp, Inc.	6,387	217,733
Glacier Bancorp, Inc.	13,400	490,574
Global Indemnity Ltd.*	2,000	77,540

Vericimetry U.S. Small Cap Value Fund
SCHEDULE OF INVESTMENTS (Continued)
As of June 30, 2017 (Unaudited)

	Number of Shares	Value

COMMON STOCKS (Continued)
FINANCIAL (Continued)
Great Southern Bancorp, Inc.	2,415	$129,203
Great Western Bancorp, Inc.	4,960	202,418
Green Bancorp, Inc.*	12,500	242,500
Greenlight Capital Re Ltd. - Class A*	6,900	144,210
Guaranty Bancorp	3,000	81,600
Guaranty Federal Bancshares, Inc.	965	20,458
Hallmark Financial Services, Inc.*	12,699	143,118
Hancock Holding Co.	22,700	1,112,300
Hanmi Financial Corp.	6,200	176,390
Hanover Insurance Group, Inc.	6,900	611,547
HCI Group, Inc.[1]	5,600	263,088
Health Insurance Innovations, Inc. - Class A*	9,000	211,500
Heartland Financial USA, Inc.	3,500	164,850
Heritage Commerce Corp.	7,540	103,901
Heritage Financial Corp.	7,070	187,355
Heritage Insurance Holdings, Inc.	7,400	96,348
HFF, Inc. - Class A	7,200	250,344
Hilltop Holdings, Inc.	18,147	475,633
HMN Financial, Inc.*	1,020	18,309
Home Bancorp, Inc.	3,920	166,678
HomeStreet, Inc.*	4,200	116,235
Hope Bancorp, Inc.	12,217	227,847
Horace Mann Educators Corp.	15,900	601,020
Horizon Bancorp	4,561	120,182
Huntington Bancshares, Inc.	23,736	320,911
IBERIABANK Corp.	9,971	812,636
Impac Mortgage Holdings, Inc.*1	3,400	51,442
Independence Holding Co.[1]	6,550	133,948
Independent Bank Corp.	4,889	106,336
Independent Bank Corp./Rockland MA	7,400	493,210
Independent Bank Group, Inc.	3,300	196,350
Infinity Property & Casualty Corp.	6,740	633,560
International Bancshares Corp.	17,700	620,385
INTL. FCStone, Inc.*	3,445	130,083
Investment Technology Group, Inc.	6,775	143,901
Investors Title Co.	1,000	193,440
Janus Henderson Group PLC*1	15,478	512,477
KCG Holdings, Inc. - Class A*	2,189	43,649
Kearny Financial Corp.	14,800	219,780
Kemper Corp.	22,330	861,938
Lakeland Bancorp, Inc.	13,435	253,250
Lakeland Financial Corp.	6,050	277,574
Legg Mason, Inc.	7,200	274,752
LPL Financial Holdings, Inc.	6,200	263,252

Vericimetry U.S. Small Cap Value Fund
SCHEDULE OF INVESTMENTS (Continued)
As of June 30, 2017 (Unaudited)

	Number of Shares	Value

COMMON STOCKS (Continued)
FINANCIAL (Continued)
Macatawa Bank Corp.	4,200	$40,068
Maiden Holdings Ltd.	29,540	327,894
MainSource Financial Group, Inc.	8,082	270,828
Malvern Bancorp, Inc.*	2,546	60,977
Marlin Business Services Corp.	7,400	186,110
Maui Land & Pineapple Co., Inc.*1	8,177	165,993
MB Financial, Inc.	12,543	552,394
MBIA, Inc.*	27,200	256,496
MBT Financial Corp.	7,000	67,900
Mercantile Bank Corp.	4,830	152,048
Mercury General Corp.	14,100	761,400
Meridian Bancorp, Inc.	6,700	113,230
Meta Financial Group, Inc.	2,600	231,400
MGIC Investment Corp.*	59,400	665,280
MidWestOne Financial Group, Inc.	2,100	71,169
MutualFirst Financial, Inc.	2,626	93,748
National Bankshares, Inc.[1]	1,700	69,360
National Commerce Corp.*	2,600	102,830
National General Holdings Corp.	4,900	103,390
National Western Life Group, Inc. - Class A	1,900	607,278
Nationstar Mortgage Holdings, Inc.*1	8,200	146,698
Navigators Group, Inc.	19,666	1,079,663
NBT Bancorp, Inc.	5,400	199,530
Nelnet, Inc. - Class A	6,700	314,967
NewStar Financial, Inc.	8,200	86,100
Nicolet Bankshares, Inc.*	2,265	123,918
NMI Holdings, Inc. - Class A*	29,500	337,775
Northrim BanCorp, Inc.	1,620	49,248
Northwest Bancshares, Inc.	20,108	313,886
OceanFirst Financial Corp.	14,809	401,620
OFG Bancorp[1]	17,700	177,000
Old Line Bancshares, Inc.	1,300	36,634
Old National Bancorp	33,566	579,013
Old Point Financial Corp.[1]	861	28,310
Old Second Bancorp, Inc.	14,600	168,630
On Deck Capital, Inc.*	28,900	134,674
OneBeacon Insurance Group Ltd. - Class A	10,500	191,415
Opus Bank	2,400	58,080
Oritani Financial Corp.	8,152	138,992
Orrstown Financial Services, Inc.	2,733	62,449
Pacific Premier Bancorp, Inc.*	5,778	213,208
Park National Corp.	2,100	217,812
Park Sterling Corp.	22,389	265,981
Parke Bancorp, Inc.[1]	2,904	65,050

Vericimetry U.S. Small Cap Value Fund
SCHEDULE OF INVESTMENTS (Continued)
As of June 30, 2017 (Unaudited)

	Number of Shares	Value

COMMON STOCKS (Continued)
FINANCIAL (Continued)
Pathfinder Bancorp, Inc.	1,600	$25,200
Peapack Gladstone Financial Corp.	5,295	165,681
Penns Woods Bancorp, Inc.	400	16,472
Peoples Bancorp, Inc.	1,800	57,834
PHH Corp.*	10,300	141,831
Pinnacle Financial Partners, Inc.	17,023	1,069,044
Piper Jaffray Cos.	5,300	317,735
PRA Group, Inc.*	7,400	280,460
Preferred Bank/Los Angeles CA	7,100	379,637
Premier Financial Bancorp, Inc.	2,530	52,143
Primerica, Inc.	2,200	166,650
ProAssurance Corp.	5,500	334,400
Provident Financial Holdings, Inc.	4,300	82,775
Provident Financial Services, Inc.	14,800	375,624
QCR Holdings, Inc.	2,640	125,136
Radian Group, Inc.	11,700	191,295
RE/MAX Holdings, Inc. - Class A	1,500	84,075
Regional Management Corp.*	7,900	186,677
RenaissanceRe Holdings Ltd.	684	95,110
Renasant Corp.	13,203	577,499
Riverview Bancorp, Inc.	12,348	81,991
RLI Corp.	4,200	229,404
S&T Bancorp, Inc.	10,016	359,174
Safety Insurance Group, Inc.	6,550	447,365
Sandy Spring Bancorp, Inc.	4,031	163,900
Seacoast Banking Corp. of Florida*	7,875	189,788
Security National Financial Corp. - Class A*	6,442	41,229
Selective Insurance Group, Inc.	34,693	1,736,385
ServisFirst Bancshares, Inc.[1]	4,000	147,560
Shore Bancshares, Inc.	3,600	59,220
SI Financial Group, Inc.	3,700	59,570
Sierra Bancorp	6,000	147,300
Simmons First National Corp. - Class A	4,052	214,351
SLM Corp.*	10,600	121,900
South State Corp.	2,755	236,103
Southern First Bancshares, Inc.*	2,000	74,100
Southern National Bancorp of Virginia, Inc.	3,505	61,679
Southside Bancshares, Inc.	7,666	267,849
Southwest Bancorp, Inc.	6,100	155,855
St. Joe Co.*	10,000	187,500
State Auto Financial Corp.	15,545	399,973
State Bank Financial Corp.	9,400	254,928
State National Cos., Inc.	9,750	179,205
Sterling Bancorp	39,009	906,959

Vericimetry U.S. Small Cap Value Fund
SCHEDULE OF INVESTMENTS (Continued)
As of June 30, 2017 (Unaudited)

	Number of Shares	Value

COMMON STOCKS (Continued)
FINANCIAL (Continued)
Stewart Information Services Corp.	12,980	$589,032
Stifel Financial Corp.*1	9,300	427,614
Stock Yards Bancorp, Inc.	4,450	173,105
Summit Financial Group, Inc.	2,801	61,622
Sutherland Asset Management Corp.	5,600	83,160
Synovus Financial Corp.	8,828	390,551
TCF Financial Corp.	3,900	62,166
Texas Capital Bancshares, Inc.*	9,500	735,300
Third Point Reinsurance Ltd.*	18,000	250,200
Timberland Bancorp, Inc.	4,878	123,267
Tiptree, Inc.	8,100	57,105
Tompkins Financial Corp.	2,729	214,827
Towne Bank/Portsmouth VA	7,392	227,674
TriCo Bancshares	4,525	159,054
TriState Capital Holdings, Inc.*	6,900	173,880
Triumph Bancorp, Inc.*	5,400	132,570
TrustCo Bank Corp. NY	19,200	148,800
Trustmark Corp.	20,750	667,320
Two River Bancorp[1]	1,890	35,135
Umpqua Holdings Corp.	55,524	1,019,421
Union Bankshares Corp.	11,809	400,325
United Bankshares, Inc.[1]	9,341	366,167
United Community Bancorp	995	19,502
United Community Banks, Inc.	16,200	450,360
United Community Financial Corp.	40,760	338,716
United Financial Bancorp, Inc.	7,289	121,653
United Fire Group, Inc.	17,370	765,322
United Insurance Holdings Corp.	3,006	47,284
United Security Bancshares/Fresno CA1	8,200	75,850
Unity Bancorp, Inc.[1]	3,303	56,812
Universal Insurance Holdings, Inc.[1]	16,560	417,312
Univest Corp. of Pennsylvania	13,530	405,223
Validus Holdings Ltd.	11,400	592,458
Valley National Bancorp	5,191	61,306
Veritex Holdings, Inc.*	8,900	234,337
Virtus Investment Partners, Inc.	800	88,760
Walker & Dunlop, Inc.*	9,600	468,768
Washington Federal, Inc.	28,200	936,240
Washington Trust Bancorp, Inc.	1,900	97,945
Waterstone Financial, Inc.	8,924	168,217
Webster Financial Corp.	22,740	1,187,483
WesBanco, Inc.	11,343	448,502
West Bancorporation, Inc.	2,220	52,503
Westamerica Bancorporation[1]	5,400	302,616

Vericimetry U.S. Small Cap Value Fund
SCHEDULE OF INVESTMENTS (Continued)
As of June 30, 2017 (Unaudited)

	Number of Shares	Value

COMMON STOCKS (Continued)
FINANCIAL (Continued)
Western New England Bancorp, Inc.	13,581	$137,847
Wintrust Financial Corp.	12,300	940,212
World Acceptance Corp.*1	1,800	134,838
WSFS Financial Corp.	7,159	324,661
Xenith Bankshares, Inc.*	3,120	96,907
		80,715,255

INDUSTRIAL – 19.7%
AAON, Inc.	9,400	346,390
AAR Corp.	18,300	636,108
Actuant Corp. - Class A	4,900	120,540
Advanced Energy Industries, Inc.*	6,300	407,547
Aegion Corp.*	7,989	174,799
Aerovironment, Inc.*	3,300	126,060
Air Transport Services Group, Inc.*	45,900	999,702
Alamo Group, Inc.	5,500	499,455
Albany International Corp. - Class A	3,600	192,240
Allied Motion Technologies, Inc.	5,106	138,985
American Railcar Industries, Inc.[1]	2,600	99,580
Ampco-Pittsburgh Corp.	2,800	41,300
Applied Optoelectronics, Inc.*1	4,400	271,876
ArcBest Corp.	7,100	146,260
Ardmore Shipping Corp.[1]	20,500	167,075
Argan, Inc.	3,600	216,000
Astec Industries, Inc.	5,297	294,036
Astronics Corp.*	2,400	73,128
Atlas Air Worldwide Holdings, Inc.*	17,050	889,157
AVX Corp.	10,700	174,838
Babcock & Wilcox Enterprises, Inc.*	12,400	145,824
Ballantyne Strong, Inc.*	3,565	23,886
Barnes Group, Inc.	12,300	719,919
Bel Fuse, Inc. - Class B	2,780	68,666
Belden, Inc.	2,700	203,661
Benchmark Electronics, Inc.*	23,800	768,740
Berry Global Group, Inc.*	2,920	166,469
Brady Corp. - Class A	7,900	267,810
Briggs & Stratton Corp.	20,700	498,870
BWX Technologies, Inc.	6,800	331,500
Casella Waste Systems, Inc. - Class A*	11,100	182,151
CECO Environmental Corp.	8,800	80,784
Celadon Group, Inc.[1]	11,200	35,280
Chart Industries, Inc.*	9,200	319,516
Chase Corp.	1,700	181,390
CIRCOR International, Inc.	1,600	95,008

Vericimetry U.S. Small Cap Value Fund
SCHEDULE OF INVESTMENTS (Continued)
As of June 30, 2017 (Unaudited)

	Number of Shares	Value

COMMON STOCKS (Continued)
INDUSTRIAL (Continued)
Coherent, Inc.*	6,789	$1,527,457
Colfax Corp.*	3,200	125,984
Columbus McKinnon Corp.	5,800	147,436
Comfort Systems USA, Inc.	3,000	111,300
Control4 Corp.*	7,700	150,997
Core Molding Technologies, Inc.*	4,700	101,567
Covenant Transportation Group, Inc. - Class A*	9,142	160,259
CPI Aerostructures, Inc.*	3,100	29,140
Cree, Inc.*	3,800	93,670
CTS Corp.	5,600	120,960
Cubic Corp.	2,300	106,490
Curtiss-Wright Corp.	11,600	1,064,648
CyberOptics Corp.*1	2,400	49,560
DHT Holdings, Inc.	28,600	118,690
Dorian LPG Ltd.*	7,000	57,260
Ducommun, Inc.*	8,022	253,335
DXP Enterprises, Inc.*	2,800	96,600
Dycom Industries, Inc.*	4,200	375,984
Eastern Co.	2,500	75,125
Electro Scientific Industries, Inc.*	13,150	108,356
EMCOR Group, Inc.	6,700	438,046
Encore Wire Corp.	7,000	298,900
EnPro Industries, Inc.	1,700	121,329
ESCO Technologies, Inc.	2,900	172,985
Esterline Technologies Corp.*	10,540	999,192
Fabrinet*	11,600	494,856
Federal Signal Corp.	18,100	314,216
FreightCar America, Inc.	11,400	198,246
Frequency Electronics, Inc.*	3,019	28,801
GasLog Ltd.[1]	13,700	208,925
GATX Corp.[1]	18,640	1,197,993
Gencor Industries, Inc.*	7,200	116,640
Gener8 Maritime, Inc.*1	12,600	71,694
Generac Holdings, Inc.*	1,800	65,034
General Cable Corp.	21,600	353,160
General Finance Corp.*1	10,700	55,105
Gibraltar Industries, Inc.*	25,550	910,857
Global Brass & Copper Holdings, Inc.	2,200	67,210
Golar LNG Ltd.[1]	16,500	367,125
Goldfield Corp.*	21,900	120,450
Granite Construction, Inc.	9,850	475,164
Greenbrier Cos., Inc.[1]	13,500	624,375
Greif, Inc. - Class A	8,900	496,442
Griffon Corp.	25,230	553,798

Vericimetry U.S. Small Cap Value Fund
SCHEDULE OF INVESTMENTS (Continued)
As of June 30, 2017 (Unaudited)

	Number of Shares	Value

COMMON STOCKS (Continued)
INDUSTRIAL (Continued)
Handy & Harman Ltd.*	244	$7,662
Hardinge, Inc.	9,900	122,958
Harsco Corp.*	24,300	391,230
Heartland Express, Inc.	10,200	212,364
Heritage-Crystal Clean, Inc.*	5,800	92,220
Hornbeck Offshore Services, Inc.*1	19,000	53,770
Hudson Technologies, Inc.*1	8,200	69,290
Hurco Cos., Inc.	4,902	170,344
Hyster-Yale Materials Handling, Inc.	4,080	286,620
IES Holdings, Inc.*	16,500	299,475
II-VI, Inc.*	14,970	513,471
Innovative Solutions & Support, Inc.*	13,200	58,080
Insteel Industries, Inc.	2,200	72,534
Iteris, Inc.*	12,616	78,472
Itron, Inc.*	5,900	399,725
John Bean Technologies Corp.	1,700	166,600
Kadant, Inc.	6,990	525,648
Kaman Corp.	2,000	99,740
KapStone Paper and Packaging Corp.	13,800	284,694
KBR, Inc.[1]	6,900	105,018
KEMET Corp.*	11,700	149,760
Kennametal, Inc.	18,000	673,560
Kimball Electronics, Inc.*	16,200	292,410
Kirby Corp.*	1,600	106,960
KLX, Inc.*	9,200	460,000
Knight Transportation, Inc.[1]	8,400	311,220
Kratos Defense & Security Solutions, Inc.*	24,800	294,376
Lawson Products, Inc.*	1,646	36,459
Layne Christensen Co.*	6,500	57,135
LB Foster Co. - Class A	7,400	158,730
Littelfuse, Inc.	600	99,000
Louisiana-Pacific Corp.*	29,760	717,514
LSB Industries, Inc.*1	7,700	79,541
LSI Industries, Inc.	5,200	47,060
Lydall, Inc.*	7,338	379,375
Manitowoc Co., Inc.*	11,900	71,519
Marten Transport Ltd.	16,200	443,880
MasTec, Inc.*	16,444	742,447
Methode Electronics, Inc.	2,730	112,476
Milacron Holdings Corp.*	4,500	79,155
Mistras Group, Inc.*	2,900	63,713
Moog, Inc. - Class A*	5,600	401,632
MSA Safety, Inc.	2,400	194,808
Mueller Industries, Inc.	2,100	63,945

Vericimetry U.S. Small Cap Value Fund
SCHEDULE OF INVESTMENTS (Continued)
As of June 30, 2017 (Unaudited)

	Number of Shares	Value

COMMON STOCKS (Continued)
INDUSTRIAL (Continued)
Mueller Water Products, Inc. - Class A	6,901	$80,604
Multi-Color Corp.	5,238	427,421
Myers Industries, Inc.	4,500	80,775
MYR Group, Inc.*	5,100	158,202
National Presto Industries, Inc.	600	66,300
NL Industries, Inc.*	7,700	54,285
NN, Inc.	9,400	258,030
Nordson Corp.	3,500	424,620
Novanta, Inc.*	5,350	192,600
Olympic Steel, Inc.	4,400	85,712
Orion Group Holdings, Inc.*	9,300	69,471
Oshkosh Corp.	1,900	130,872
Owens-Illinois, Inc.*	6,000	143,520
PAM Transportation Services, Inc.*	4,806	91,074
Park Electrochemical Corp.	4,700	86,574
Park-Ohio Holdings Corp.	4,700	179,070
Patrick Industries, Inc.*	1,460	106,361
Plexus Corp.*	5,800	304,906
Powell Industries, Inc.	2,600	83,174
Primoris Services Corp.	9,600	239,424
Quanex Building Products Corp.	9,000	190,350
Radiant Logistics, Inc.*	25,300	136,114
Raven Industries, Inc.	4,900	163,170
Regal Beloit Corp.	5,900	481,145
Rexnord Corp.*	8,800	204,600
Roadrunner Transportation Systems, Inc.*	8,300	60,341
Rogers Corp.*	3,500	380,170
Saia, Inc.*	10,800	554,040
Sanmina Corp.*	48,090	1,832,229
Scorpio Bulkers, Inc.*1	9,200	65,320
Scorpio Tankers, Inc.[1]	56,310	223,551
Ship Finance International Ltd.[1]	15,765	214,404
SPX Corp.*	4,600	115,736
Standex International Corp.	500	45,350
Sterling Construction Co., Inc.*	16,400	214,348
Summit Materials, Inc. - Class A*	15,013	433,425
SunPower Corp.*1	23,900	223,226
Synalloy Corp.*	7,400	83,990
SYNNEX Corp.	16,200	1,943,352
Tech Data Corp.*	9,925	1,002,425
Teekay Corp.[1]	14,600	97,382
Teekay Tankers Ltd. - Class A	39,000	73,320
Teledyne Technologies, Inc.*	5,000	638,250
Terex Corp.	23,800	892,500

Vericimetry U.S. Small Cap Value Fund
SCHEDULE OF INVESTMENTS (Continued)
As of June 30, 2017 (Unaudited)

	Number of Shares	Value

COMMON STOCKS (Continued)
INDUSTRIAL (Continued)
Tetra Tech, Inc.	13,150	$601,612
TimkenSteel Corp.*	20,900	321,233
TopBuild Corp.*	13,100	695,217
Transcat, Inc.*	5,141	62,463
Tredegar Corp.	10,592	161,528
Trex Co., Inc.*	6,000	405,960
TriMas Corp.*	6,200	129,270
Trinseo S.A.	9,600	659,520
TTM Technologies, Inc.*	46,644	809,740
Tutor Perini Corp.*	23,500	675,625
U.S. Concrete, Inc.*	1,800	141,390
U.S. Ecology, Inc.	2,700	136,350
Universal Forest Products, Inc.	7,450	650,459
USA Truck, Inc.*	8,400	72,744
Vishay Intertechnology, Inc.	44,450	737,870
Vishay Precision Group, Inc.*	8,900	153,970
VSE Corp.	5,600	251,888
Watts Water Technologies, Inc. - Class A	3,400	214,880
Werner Enterprises, Inc.	12,400	363,940
Willis Lease Finance Corp.*	3,500	93,555
Worthington Industries, Inc.	3,300	165,726
XPO Logistics, Inc.*	17,612	1,138,264
YRC Worldwide, Inc.*	13,400	149,008
ZAGG, Inc.*	26,260	227,149
Zebra Technologies Corp. - Class A*	1,800	180,936
		56,508,531

TECHNOLOGY – 7.1%
Actua Corp.*	16,300	229,015
Acxiom Corp.*	6,200	161,076
Advanced Micro Devices, Inc.*1	93,700	1,169,376
Agilysys, Inc.*	4,700	47,564
Alpha & Omega Semiconductor Ltd.*	14,650	244,215
Amkor Technology, Inc.*	25,900	253,043
Axcelis Technologies, Inc.*	7,225	151,364
AXT, Inc.*	14,450	91,758
Brooks Automation, Inc.	31,000	672,390
Cabot Microelectronics Corp.	4,900	361,767
CACI International, Inc. - Class A*	13,600	1,700,680
Cavium, Inc.*	1,592	98,911
CEVA, Inc.*	5,200	236,340
Cirrus Logic, Inc.*	14,600	915,712
Cohu, Inc.	13,994	220,266
Convergys Corp.	27,200	646,816

Vericimetry U.S. Small Cap Value Fund
SCHEDULE OF INVESTMENTS (Continued)
As of June 30, 2017 (Unaudited)

	Number of Shares	Value

COMMON STOCKS (Continued)
TECHNOLOGY (Continued)
CSG Systems International, Inc.	1,700	$68,986
Cypress Semiconductor Corp.[1]	54,153	739,188
Digi International, Inc.*	8,400	85,260
Diodes, Inc.*	11,700	281,151
DMC Global, Inc.	6,300	82,530
Donnelley Financial Solutions, Inc.*	1,637	37,586
DSP Group, Inc.*	11,400	132,240
Ebix, Inc.[1]	14,070	758,373
EMCORE Corp.	8,000	85,200
Engility Holdings, Inc.*	8,006	227,370
Entegris, Inc.*	19,650	431,317
Evolent Health, Inc. - Class A*	6,500	164,775
ExlService Holdings, Inc.*	3,410	189,528
FormFactor, Inc.*	35,136	435,686
Glu Mobile, Inc.*1	34,900	87,250
GSI Technology, Inc.*1	11,200	88,032
InnerWorkings, Inc.*	4,400	51,040
Inovalon Holdings, Inc. - Class A*1	9,300	122,295
Insight Enterprises, Inc.*	15,600	623,844
IXYS Corp.	15,100	248,395
Key Tronic Corp.*	7,700	54,516
KeyW Holding Corp.*1	12,800	119,680
Kopin Corp.*	16,500	61,215
Kulicke & Soffa Industries, Inc.*	32,100	610,542
MagnaChip Semiconductor Corp.*1	2,750	26,950
ManTech International Corp. - Class A	13,980	578,492
MaxLinear, Inc.*	8,433	235,196
Mercury Systems, Inc.*	12,400	521,916
MicroStrategy, Inc. - Class A*	700	134,169
MKS Instruments, Inc.	15,600	1,049,880
MTS Systems Corp.	1,600	82,880
Nanometrics, Inc.*	1,800	45,522
NCI, Inc. - Class A*	3,400	71,740
NetScout Systems, Inc.*	15,700	540,080
PAR Technology Corp.*	3,200	27,296
Photronics, Inc.*	41,100	386,340
Pitney Bowes, Inc.	9,300	140,430
QAD, Inc. - Class A	2,200	70,510
Qorvo, Inc.*	4,505	285,257
Rudolph Technologies, Inc.*	6,470	147,840
Science Applications International Corp.	1,200	83,304
Sigma Designs, Inc.*	10,800	63,180
StarTek, Inc.*	5,600	68,544
Stratasys Ltd.*1	5,900	137,529

Vericimetry U.S. Small Cap Value Fund
SCHEDULE OF INVESTMENTS (Continued)
As of June 30, 2017 (Unaudited)

	Number of Shares	Value

COMMON STOCKS (Continued)
TECHNOLOGY (Continued)
Super Micro Computer, Inc.*	16,418	$404,704
Sykes Enterprises, Inc.*	11,797	395,553
Synchronoss Technologies, Inc.*	5,200	85,540
Take-Two Interactive Software, Inc.*	2,000	146,760
Teradyne, Inc.	3,200	96,096
Ultra Clean Holdings, Inc.*	12,650	237,188
Unisys Corp.*1	5,500	70,400
Veeco Instruments, Inc.*	8,108	225,808
Verint Systems, Inc.*	6,400	260,480
Virtusa Corp.*	1,200	35,280
Vocera Communications, Inc.*	2,000	52,840
Xcerra Corp.*	11,800	115,286
Zynga, Inc. - Class A*	117,300	426,972
		20,236,254

UTILITIES – 0.1%
Ameresco, Inc. - Class A*	19,413	149,480

TOTAL COMMON STOCKS (Cost $203,238,964)		276,127,768

	Principal Amount

CORPORATE BONDS – 0.0%
INDUSTRIAL – 0.0%
Mueller Industries, Inc.
6.00%, 3/1/2027[2]	$22,000	22,548
TOTAL CORPORATE BONDS (Cost $22,000)		22,548

	Number of Shares

EXCHANGE-TRADED FUNDS – 0.8%
Direxion Daily S&P Oil & Gas Exp. & Prod. Bull 3X Shares - ETF	30,000	624,900
SPDR S&P Metals & Mining ETF[1]	18,388	551,088
SPDR S&P Oil & Gas Equipment & Services ETF[1]	38,600	597,142
SPDR S&P Oil & Gas Exploration & Production ETF[1]	20,800	663,936
TOTAL EXCHANGE-TRADED FUNDS (Cost $2,347,918)		2,437,066

RIGHTS – 0.0%
COMMUNICATIONS – 0.0%
Media General, Inc.*	18,100	—

TOTAL RIGHTS (Cost $—)		—

Vericimetry U.S. Small Cap Value Fund
SCHEDULE OF INVESTMENTS (Continued)
As of June 30, 2017 (Unaudited)

	Number of Shares	Value

MONEY MARKET INVESTMENTS – 11.9%
Blackrock Liquidity Funds FedFund Portfolio, 0.86%[3,4]	714,367	714,367
Federated Treasury Obligations Fund - Class Institutional, 0.82%[3]	12,406,963	12,406,963
Invesco Government & Agency Portfolio, 0.93%[3,4]	21,000,000	21,000,000
TOTAL MONEY MARKET INVESTMENTS (Cost $34,121,330)		34,121,330

TOTAL INVESTMENTS – 108.9% (Cost $239,730,212)		312,708,712
Liabilities less other assets – (8.9)%		(25,628,377)

TOTAL NET ASSETS – 100.0%		$287,080,335

PLC – Public Limited Company

*	Non-income producing security.
[1]	All or a portion of shares are on loan. Total loaned securities had a fair value of $20,825,232 at June 30, 2017.
[2]	Callable.
[3]	Variable rate security; the rate shown represents the rate at June 30, 2017.
[4]	Investments purchased with cash proceeds from securities lending. Total collateral had a fair value of $21,714,367 at June 30, 2017.

See accompanying Notes to Schedule of Investments.

Vericimetry Funds
NOTES TO SCHEDULE OF INVESTMENTS
As of June 30, 2017 (Unaudited)

1. Organization
Vericimetry Funds (the “Trust”), a Delaware Statutory Trust, is registered under the Investment Company Act of 1940 as an open-end management investment company. The Trust consists of one diversified series of shares: the Vericimetry U.S. Small Cap Value Fund (the “Fund”). The Fund’s primary investment objective is to achieve long-term capital appreciation. The Fund commenced operations on December 27, 2011.

2. Significant Accounting Policies
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance found in Accounting Standards Update No. 2013-08, Accounting Standard Codification Topic 946, Financial Services – Investment Companies (“ASC 946”).

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”) for investment companies. The presentation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses. Actual results may differ from those estimates and disclosure of contingent assets and liabilities.

(a)
Investment Valuation – Investments in securities traded on a national securities exchange, including common stocks, exchange-traded funds and rights, are valued at the last reported sales price on the day of valuation. Securities traded on the Nasdaq National Market are valued at the Nasdaq Official Closing Price (“NOCP”). If there is no last reported sale or NOCP, the value of such securities will be at the mean between the most recent quoted bid and ask prices. Money market investments are valued at their traded net asset value. Short-term investments may be valued at amortized cost, when it approximates fair value. If amortized cost does not approximate fair value, short-term securities are reported at fair value. Securities for which market quotations are not readily available are valued at their estimated fair value as determined in good faith by Vericimetry Advisors LLC (the “Adviser”) under procedures established by and under the general supervision and responsibility of the Trust’s Board of Trustees (the “Board”).

Under GAAP, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels and described below:

Level 1 –
quoted prices for active markets for identical securities. An active market for the security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis. A quoted price in an active market provides the most reliable evidence of fair value.

Level 2 –
other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Quoted prices for identical or similar assets in markets that are not active. Inputs that are derived principally from or corroborated by observable market data. An adjustment to any observable input that is significant to the fair value may render the measurement to a Level 3 measurement.

Level 3 –	significant unobservable inputs, including the Fund’s own assumptions in determining the fair value of investments.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the fair values of the Fund’s investments in each category as of June 30, 2017:

Vericimetry Funds
NOTES TO SCHEDULE OF INVESTMENTS (Continued)
As of June 30, 2017 (Unaudited)

	Level 1	Level 2*	Level 3**	Total
Investments in Securities
Common Stocks
Basic Materials	$14,067,010	$-	$-	$14,067,010
Communications	11,140,398	111,930	-	11,252,328
Consumer, Cyclical	40,489,700	-	-	40,489,700
Consumer, Non-Cyclical	36,332,152	222,300	-	36,554,452
Energy	16,079,158	75,600	-	16,154,758
Financial	79,730,940	984,315	-	80,715,255
Industrial	56,359,523	149,008	-	56,508,531
Technology	20,007,239	229,015	-	20,236,254
Utilities	149,480	-	-	149,480
Corporate Bonds
Industrial	-	22,548	-	22,548
Exchange-Traded Funds	2,437,066	-	-	2,437,066
Rights	-	-	-	-
Money Market Investments	34,121,330	-	-	34,121,330
Total Investments in Securities	$310,913,996	$1,794,716	$-	$312,708,712

*
The Fund held several securities classified as Level 2 securities at period end because these securities did not have any trading activity on June 30, 2017, and thus did not have a last reported sales price. As a result, these securities were valued at the mean between the most recent quoted bid and ask prices, in accordance with procedures established by and under the general supervision and responsibility of the Board. These Level 2 securities which were held September 30, 2016 were classified as Level 1 securities at that time. The Fund recognizes transfers between levels at the end of the reporting period. The amount of such transfers out of Level 1 and into Level 2 was $1,597,253

Certain Level 1 securities at June 30, 2017 which were held at September 30, 2016, were classified as Level 2 securities at September 30, 2016 because they did not have any trading activity on September 30, 2016 and were valued at the mean between the most recent bid and ask prices. The amount of such transfers out of Level 2 into Level 1 at June 30, 2017 was $18,309. There were no other transfers between Levels.

**	There were no Level 3 securities as of June 30, 2017. There were no transfers into or out of Level 3 as of period end.

(b)
Securities Lending – The Fund is authorized to lend a portion of its portfolio securities (up to a maximum value of one-third of the Fund’s total asset value) for the purpose of seeking to earn additional income net of fees. The Fund may pay reasonable administrative and custodial fees in connection with the loan. A principal risk in lending portfolio securities, as with other extensions of credit, is the possible loss of rights in the collateral should the borrower fail financially. In addition, the Fund may be exposed to the risk that the sale of any collateral realized will not yield proceeds sufficient to replace the loaned securities. In determining whether to lend securities to a particular borrower, the Adviser (subject to oversight by the Board) will consider all relevant facts and circumstances, including the creditworthiness of the borrower. The loans would be made only to firms deemed by the Adviser to be of good standing, and when, in the judgment of the Adviser, the consideration that can be earned from securities loans of this type justifies the attendant risk. All loans are required to be secured continuously by collateral in cash, cash equivalents (negotiable certificates of deposit, bankers acceptances or letters of credit), or securities of the U.S. Government or its agencies maintained on a current basis at an amount at least equal to 102% of the current value of the securities loaned for domestic U.S. securities, (excluding Government Securities as defined below), and 105% of the current value of foreign equity loaned securities. Securities issued or guaranteed by the United States Government or its federal agencies or instrumentalities (“Government Securities”) may be maintained at 100% of current value. Collateral is received and maintained by the Fund’s securities lending agent concurrent with delivery of the loaned securities and kept in a segregated account or designated on the records of the custodian for the benefit of the Fund. The Fund will have the right to call a loan and obtain the securities loaned at any time on five days’ notice. While securities are on loan, the borrower will pay the Fund any income from the securities. Gain or loss in the value of securities loaned that may occur while the securities are on loan will be for the account of the Fund.

Vericimetry Funds
NOTES TO SCHEDULE OF INVESTMENTS (Continued)
As of June 30, 2017 (Unaudited)

The Fund may invest any cash collateral in portfolio securities and earn additional income or receive an agreed-upon amount of income from a borrower who has delivered equivalent collateral. Any such investment of cash collateral will subject the Fund to the related investment risks. The Fund will not have the right to vote on any securities having voting rights during the existence of the loan. The Fund will have the right to regain record ownership of loaned securities in order to exercise ownership rights such as voting rights, subscription rights and rights to dividends, interest or distributions.

At June 30 2017, the value of securities loaned by the Fund was $20,825,232 and the Fund received cash collateral of $21,714,367. Securities purchased via reinvestment of cash collateral received as part of the securities lending program consisted of institutional money market funds with overnight and continuous maturities.

3. Federal Income Tax Information
At September 30, 2016, gross unrealized appreciation and depreciation on investments owned by the Fund, based on cost for federal income tax purposes, were as follows:

Cost of Investments	$301,368,832

Gross Unrealized Appreciation	$57,372,809
Gross Unrealized Depreciation	(9,038,157)

Net Unrealized Appreciation	$48,334,652

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

Item 2.  Controls and Procedures

(a) The registrant's certifying officer has concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act") (17 CFR 270.30a-3(c))) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-3(b) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that materially affected, or are reasonably likely to affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits

Certification for the principal executive and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2(a)) – Filed as an attachment to this filing.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Vericimetry Funds

By:	/s/ Mendel Fygenson
Dr. Mendel Fygenson
President

Date:	August 22, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mendel Fygenson
Dr. Mendel Fygenson
President

Date:	August 22, 2017

By:	/s/ Chrislynn Freed
Chrislynn Freed
Treasurer

Date:	August 23, 2017